Material partly-owned subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Financial Information of Subsidiaries

Summarised statements of profit (loss) and other comprehensive income for 2018:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Revenue from contracts with customers	32,251	24,084	124,372	88	25,899	9,989	16,549	21,173
Cost of sales	(18,123)	(12,077)	(101,829)	(47)	(24,095)	(6,222)	(13,131)	(19,392)
Total selling, distribution and operating expenses, net	(9,064)	(11,894)	(11,988)	(170)	(1,867)	(4,250)	(1,099)	(2,498)
Total other income and (expense), net	(4,514)	343	(5,114)	722	1,034	2,103	2,090	(1,097)

Profit (loss) before tax	550	456	5,441	593	971	1,620	4,409	(1,814)
Income tax (expense) benefit	(1,707)	(94)	1,443	(115)	(34)	46	(109)	228

(Loss) profit for the year from continuing operations	(1,157)	362	6,884	478	937	1,666	4,300	(1,586)

Total comprehensive (loss) income	(1,157)	362	6,884	478	937	1,666	4,300	(1,586)

Attributable to non-controlling interests	12	101	345	76	83	166	269	(154)
Dividends paid to non-controlling interests	—	—	—	—	—	—	—	—

Summarised statements of profit (loss) and other comprehensive income for 2017:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Revenue from contracts with customers	31,993	22,418	118,557	102	24,206	11,492	12,725	18,696
Cost of sales	(18,173)	(10,754)	(102,398)	(24)	(21,464)	(6,136)	(10,089)	(16,199)
Total selling, distribution and operating expenses, net	(7,844)	(11,182)	(11,894)	(184)	(1,634)	(5,576)	(909)	(3,486)
Total other income and (expense), net	12,769	340	(506)	531	379	2,913	1,382	(906)

Profit (loss) before tax	18,745	822	3,759	425	1,487	2,693	3,109	(1,895)
Income tax (expense) benefit	(718)	(170)	544	(85)	(91)	212	(144)	194

Profit (loss) for the year from continuing operations	18,027	652	4,303	340	1,396	2,905	2,965	(1,701)

Total comprehensive income (loss)	18,027	652	4,303	340	1,396	2,905	2,965	(1,701)

Attributable to non-controlling interests	103	182	256	54	114	281	183	(170)
Dividends paid to non-controlling interests	198	—	—	—	—	—	—	—

Summarised statements of profit (loss) and other comprehensive income for 2016:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Revenue from contracts with customers	27,171	20,695	107,119	16	22,718	8,782	12,471	14,357
Cost of sales	(18,115)	(10,518)	(84,441)	(8)	(20,311)	(6,064)	(9,908)	(12,456)
Total selling, distribution and operating expenses, net	(6,284)	(9,865)	(11,261)	13	(1,746)	(3,029)	(1,035)	(1,254)
Total other income and (expense), net	3,995	274	1,209	530	(640)	2,742	756	(476)

Profit before tax	6,767	586	12,626	551	21	2,431	2,284	171
Income tax (expense) benefit	(592)	(128)	297	(27)	29	25	(170)	266

Profit for the year from continuing operations	6,175	458	12,923	524	50	2,456	2,114	437

Total comprehensive income	6,175	458	12,923	524	50	2,456	2,114	437

Attributable to non-controlling interests	241	128	757	83	4	245	132	44
Dividends paid to non-controlling interests	—	—	—	—	—	—	—	—

Summarised statements of financial position as of December 31, 2018:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Current assets	49,771	3,735	38,571	1,507	9,594	13,863	10,217	5,171
Non-current assets	81,868	4,187	174,639	6,201	6,442	23,221	19,139	1,803
Current liabilities	(101,714)	(2,757)	(176,114)	(108)	(4,751)	(2,336)	(4,870)	(12,765)
Non-current liabilities	(40,888)	(31)	(4,921)	(204)	(141)	(917)	(137)	(1,987)

Total equity	10,963	(5,134)	(32,175)	(7,396)	(11,144)	(33,831)	(24,349)	7,778

Attributable to:
Equity shareholders of Mechel PAO	11,157	(3,706)	(30,314)	(6,223)	(10,182)	(30,462)	(22,837)	7,010
Non-controlling interests	(194)	(1,428)	(1,861)	(1,173)	(962)	(3,369)	(1,512)	768

Summarised statements of financial position as of December 31, 2017:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Current assets	43,303	3,492	44,440	7,245	10,104	11,111	11,005	4,958
Non-current assets	86,396	4,158	86,353	—	6,810	23,006	15,958	2,880
Current liabilities	(136,469)	(2,804)	(99,119)	(135)	(6,502)	(1,599)	(6,700)	(12,059)
Non-current liabilities	(4,019)	(76)	(5,252)	(192)	(145)	(390)	(160)	(1,981)

Total equity	10,789	(4,770)	(26,422)	(6,918)	(10,267)	(32,128)	(20,103)	6,202

Attributable to:
Equity shareholders of Mechel PAO	10,990	(3,443)	(24,913)	(5,820)	(9,383)	(28,929)	(18,856)	5,587
Non-controlling interests	(201)	(1,327)	(1,509)	(1,098)	(884)	(3,199)	(1,247)	615

Summarised cash flow information for the year ended December 31, 2018:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Operating	13,152	193	13,015	(264)	(1,891)	1,325	3,950	1,647
Investing	547	(97)	(76,283)	264	1,870	(1,003)	(1,163)	(89)
Financing	(13,651)	(99)	63,200	—	(169)	(322)	(2,829)	(1,604)

Increase (decrease) in cash and cash equivalents, net	48	(3)	(68)	—	(190)	—	(42)	(46)

Summarised cash flow information for the year ended December 31, 2017:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Operating	3,434	112	8,036	(211)	(1,221)	500	560	751
Investing	8,008	(38)	(2,950)	210	1,477	(329)	949	73
Financing	(11,445)	(45)	(4,826)	—	(323)	(172)	(1,590)	(755)

(Decrease) increase in cash and cash equivalents, net	(3)	29	260	(1)	(67)	(1)	(81)	69

Summarised cash flow information for the year ended December 31, 2016:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Operating	14,923	707	14,900	806	(491)	86	2,119	987
Investing	25,989	(554)	(8,035)	(806)	398	310	(1,226)	(33)
Financing	(41,114)	200	(6,418)	—	151	(396)	(839)	(949)

(Decrease) increase in cash and cash equivalents, net	(202)	353	447	—	58	—	54	5

Subsidiaries with Material Non-controlling Interests [Member]
Statement [LineItems]
Summary of Financial Information of Subsidiaries

Proportion of equity interest held by non-controlling interests:

Name	At December 31, 2018	At December 31, 2017
SKCC and subsidiaries*	0.9%	0.9%
Kuzbass Power Sales Company (KPSC)	27.9%	27.9%
Chelyabinsk Metallurgical Plant (CMP)	5.8%	5.8%
Southern Urals Nickel Plant (SUNP)	15.9%	15.9%
Beloretsk Metallurgical Plant (BMP)	8.6%	8.6%
Korshunov Mining Plant (KMP)	10.0%	10.0%
Urals Stampings Plant (USP)	6.2%	6.2%
Izhstal	10.0%	10.0%

*	Hereinafter SKCC and subsidiaries are represented by Southern Kuzbass Coal Company (SKCC), Tomusinsky Open Pit Mine (TOPM), Tomusinsky Energoupravlenie.